Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Weighted average assumptions used in the option pricing model
The following table presents the weighted average assumptions used in the option pricing model for options granted under the LTI Plan. The expected life of the options represents the period of time the options are expected to be outstanding. The expected life is based on a simple average of the vesting term and original contractual term of the awards. The expected volatility is based on the historical volatility of our five main competitors over a six year period. The risk-free interest rate is based on the observed U.S. Treasury yield curve in effect at the time the options were granted. The dividend yield is based on a five year history of dividend payouts in Baker Hughes.

2017
Expected life (years)	6
Risk-free interest rate	2.1%
Volatility	36.4%
Dividend yield	1.2%
Weighted average fair value per share at grant date	$12.32

Changes in stock options outstanding
The following table presents the changes in stock options outstanding and related information (in thousands, except per option prices):

	Number of Options	Weighted Average Exercise Price Per Option (1)
Conversion of Baker Hughes stock options outstanding on July 3, 2017	6,822	$36.17
Granted	1,626	36.62
Exercised	(261)	25.66
Forfeited	(28)	36.89
Expired	(318)	61.21
Outstanding at December 31, 2017	7,841	$35.59
Exercisable at December 31, 2017	6,243	$35.33

(1)	Weighted average exercise price for the converted stock options reflect a reduction of $17.50 for the special dividend.

Changes of RSUs and related information
The following table presents the changes of RSUs and related information (in thousands, except per unit prices):

	Number of Units	Weighted Average Grant Date Fair Value Per Unit
Conversion of Baker Hughes RSUs outstanding on July 3, 2017	1,720	$40.18
Granted	2,121	36.73
Vested	(471)	40.18
Forfeited	(84)	38.09
Unvested balance at December 31, 2017	3,286	$38.01